UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of February 28, 2017 (Unaudited)

Deutsche Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.1%
Alaska 0.2%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,210,990
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032, GTY: Citigroup, Inc.	1,600,000	1,815,776
5.0%, 12/1/2037, GTY: Citigroup, Inc.	8,405,000	9,595,148
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	24,810,630
Series A, 5.25%, 7/1/2033	20,885,000	22,819,995
		59,041,549
California 14.7%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	200,000	213,744
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	115,000	124,755
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2040	11,765,000	13,038,326
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, Prerefunded, 6.0%, 7/1/2034	10,000,000	11,154,200
Series A, Prerefunded, 6.0%, 7/1/2039	7,500,000	8,365,650
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	15,315,000	21,264,111
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	39,480,350
5.0%, 2/1/2033	8,000,000	8,996,240
5.0%, 8/1/2034	11,790,000	13,486,463
5.0%, 8/1/2035	13,210,000	15,058,211
5.0%, 2/1/2043	20,000,000	22,328,600
5.0%, 5/1/2044	11,200,000	12,605,152
5.25%, 4/1/2035	15,340,000	17,415,349
6.0%, 4/1/2038	22,915,000	25,288,307
6.25%, 11/1/2034	20,655,000	23,386,417
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	3,630,000	3,668,950
5.25%, 9/1/2026	18,765,000	21,626,663
5.25%, 9/1/2030	5,000,000	5,718,100
5.25%, 10/1/2032	25,000,000	28,559,000
6.0%, 11/1/2039	50,000,000	56,284,000
6.5%, 4/1/2033	58,440,000	65,096,316
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	11,160,300
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	28,142,250
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,497,714
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,770,544
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	7,000,000	7,316,120
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,639,160
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2042	4,220,000	4,693,568
Series A, 5.25%, 5/15/2039	5,000,000	5,421,950
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	27,660,750
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property:
Series B, 5.0%, 11/1/2031	21,820,000	25,540,092
Series B, 5.0%, 11/1/2032	29,295,000	34,048,700
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	17,271,520
Series B, 5.25%, 7/1/2039	12,000,000	12,953,640
Sacramento, CA, Municipal Utility District:
Series U, 5.0%, 8/15/2026, INS: AGMC	6,420,000	6,787,352
Series U, 5.0%, 8/15/2028, INS: AGMC	5,015,000	5,297,395
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.0%, 7/1/2034	7,000,000	7,673,050
Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,542,750
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series F, 5.0%, 5/1/2035	27,500,000	30,111,125
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,293,740
Series E, 6.0%, 5/1/2039	35,000,000	38,627,750
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,465,927
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,838,900
		741,913,201
Colorado 4.4%
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	40,231,500
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,582,579
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,583,175
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,962,400
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	20,140,371
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	34,757,490
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,470,310
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,085,900
Series A, AMT, 5.5%, 11/15/2029	14,705,000	16,675,029
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,064,980
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,647,700
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	3,031,654
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,865,898
		226,098,986
Connecticut 1.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	14,563,900
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,289,000
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,367,640
		55,220,540
District of Columbia 1.9%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	9,000,000	10,414,530
Series A, 5.0%, 6/1/2033	7,500,000	8,637,075
District of Columbia, Georgetown University Revenue:
5.0%, 4/1/2032	2,500,000	2,897,100
5.0%, 4/1/2033	5,000,000	5,756,850
5.0%, 4/1/2034	5,000,000	5,729,000
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	31,114,064
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	5,925,500
Metropolitan Washington, DC, Airports Authority System Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,775,480
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,145,558
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,704,900
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,254,221
		95,354,278
Florida 6.2%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	43,092,660
Clearwater, FL, Water & Sewer Revenue, Series A, Prerefunded, 5.25%, 12/1/2039	2,000,000	2,225,520
Florida, Central Expressway Authority Revenue, Senior Lien:
Series B, 4.0%, 7/1/2035	14,335,000	14,705,703
Series B, 4.0%, 7/1/2036	8,625,000	8,806,901
Series B, 4.0%, 7/1/2037	8,555,000	8,708,391
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	2,110,000	2,295,638
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,592,200
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	545,000	574,975
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,949,120
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	10,957,200
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	640,000	689,786
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,946,700
Marco Island, FL, Utility Systems Revenue:
Series A, Prerefunded, 5.0%, 10/1/2034	1,000,000	1,130,910
Series A, Prerefunded, 5.0%, 10/1/2040	1,000,000	1,130,910
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,824,019
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,453,350
Series A, 5.5%, 10/1/2041	30,000,000	32,881,800
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.375%, 10/1/2035	1,000,000	1,108,310
Series A-1, 5.375%, 10/1/2041	19,290,000	21,302,140
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,346,483
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,350,800
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,436,605
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	19,739,310
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.75%, 10/1/2043	2,880,000	3,024,173
Prerefunded, 5.75%, 10/1/2043	7,120,000	7,670,305
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	2,280,000	2,536,888
Series A, 5.0%, 10/1/2036	4,135,000	4,572,607
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series B, 5.25%, 12/1/2029, INS: AGMC	3,820,000	4,065,091
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	527,365
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	6,656,880
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	18,982,074
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, 5.0%, 7/1/2040	7,250,000	7,910,185
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	245,000	257,715
5.25%, 9/1/2035, INS: AGC	280,000	295,744
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	7,080,000	7,409,291
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,985,000	3,124,847
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	1,710,000	1,850,374
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	10,000,000	11,026,700
		313,159,670
Georgia 5.5%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,679,357
Series B, 5.0%, 1/1/2037	720,000	791,914
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,392,750
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,873,850
Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	44,092,400
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	10,320,400
Series B, 5.5%, 1/1/2033	4,000,000	4,129,800
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,477,265
Series A, 5.25%, 10/1/2033	3,635,000	4,130,669
Series A, 5.25%, 10/1/2036	11,115,000	12,614,969
Series A, 5.25%, 10/1/2041	29,000,000	32,818,430
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System:
Series A, 5.375%, 2/15/2040	1,940,000	2,113,455
Series A, Prerefunded, 5.375%, 2/15/2040	6,285,000	7,043,851
Series A, 5.5%, 2/15/2045	4,720,000	5,115,017
Series A, Prerefunded, 5.5%, 2/15/2045	15,280,000	17,180,373
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co.	17,440,000	18,520,408
Series B, 5.0%, 3/15/2019, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,292,100
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	2,700,000	2,925,774
Series B, 5.0%, 3/15/2020, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,401,150
Series A, 5.0%, 3/15/2022, GTY: JPMorgan Chase & Co.	17,340,000	19,304,969
Series A, 5.5%, 9/15/2023, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,792,700
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	4,635,000	5,422,579
Series A, 5.5%, 9/15/2027, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,958,250
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,964,100
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, Prerefunded, 6.5%, 8/1/2038, INS: AGC	18,700,000	20,200,488
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	445,000	462,827
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,363,924
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B, 4.0%, 10/1/2038	17,780,000	18,528,004
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,265,696
		280,177,469
Hawaii 0.8%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	18,307,128
Series A, AMT, 5.0%, 7/1/2041	8,930,000	9,662,974
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	6,000,000	6,515,880
Hawaii, State General Obligation, Series FG, 4.0%, 10/1/2036	6,250,000	6,538,938
		41,024,920
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	10,820,435
Illinois 5.2%
Chicago, IL, Airport Revenue, O'Hare International Airport, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	15,376,998
Series B, 6.0%, 1/1/2041	25,000,000	28,629,500
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.0%, 1/1/2034	7,000,000	7,564,690
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series C, 5.0%, 1/1/2034	6,000,000	6,722,640
Series B, 5.0%, 1/1/2035	4,250,000	4,744,700
Series C, 5.0%, 1/1/2035	6,375,000	7,117,050
Series C, 5.0%, 1/1/2037	9,105,000	10,113,561
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	5,032,053
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	10,488,600
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,356,731
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series A, 5.5%, 4/1/2044	2,905,000	3,088,189
Series D, Prerefunded, 6.5%, 11/1/2038	4,085,000	4,464,823
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, Prerefunded, 5.625%, 1/1/2037	8,000,000	8,324,400
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,824,790
5.5%, 4/1/2039	4,800,000	5,079,456
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Series A, Zero Coupon, 12/15/2035, INS: NATL	7,085,000	2,945,093
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	27,305,000	9,953,492
Illinois, Metropolitan Pier & Exposition Authority, Special Assessment Revenue, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,431,429
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	19,699,102
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,831,900
Series A, 6.7%, 11/1/2021, INS: NATL	14,980,000	17,033,009
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	3,585,000	3,863,769
Illinois, State Finance Authority Revenue, Advocate Health Care Network, Series B, 5.375%, 4/1/2044	2,910,000	3,080,613
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,692,599
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,201,987
Series A, 5.0%, 1/1/2037	3,965,000	4,264,714
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	14,029,150
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,419,480
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	1,962,511
Northern Illinois, Municipal Power Agency, Power Project Revenue, Series A, 5.0%, 12/1/2041	5,080,000	5,577,230
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,383,004
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,581,750
		261,879,013
Indiana 1.0%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	5,230,000	5,824,651
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2017, INS: NATL	2,050,000	2,085,242
ETM, 6.0%, 7/1/2018, INS: NATL	2,175,000	2,313,587
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,411,912
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,052,109
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	9,038,480
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,377,000
		51,102,981
Kansas 0.4%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, ETM, 5.5%, 11/1/2017	1,000,000	1,032,320
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,572,220
Series A, 5.0%, 11/15/2034	4,965,000	5,532,053
		21,136,593
Kentucky 0.3%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	12,003,530
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,701,060
		16,704,590
Louisiana 0.1%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,288,500
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	450,000	452,295
		5,740,795
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,515,701
Maryland 1.3%
Baltimore, MD, Project Revenue, Waste Water Projects, Series A, 5.0%, 7/1/2038	11,000,000	12,271,930
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	20,000,000	22,060,200
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	3,400,000	3,847,916
Maryland, State Stadium Authority Revenue, Baltimore City Public Schools:
5.0%, 5/1/2035	5,000,000	5,676,400
5.0%, 5/1/2036	5,015,000	5,672,216
5.0%, 5/1/2041	16,000,000	17,948,960
		67,477,622
Massachusetts 4.7%
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	5,021,910
Series B, 5.0%, 5/1/2043	4,125,000	4,590,754
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	31,425,120
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,573
Series A-2, 5.5%, 11/15/2046	63,235	59,535
Series A-1, 6.25%, 11/15/2031	1,182,967	1,225,021
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,102,173
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	1,825,000	2,000,291
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,078,880
Massachusetts, State General Obligation:
Series E, 4.0%, 9/1/2039	27,250,000	27,982,208
Series E, 4.0%, 9/1/2042	20,000,000	20,449,200
Series A, 5.0%, 7/1/2036	22,630,000	25,893,472
Series A, 5.0%, 3/1/2041	15,000,000	16,823,100
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	10,823,400
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,388,373
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	27,000,000	28,193,130
Series B, 5.25%, 10/15/2035	12,000,000	13,687,200
Massachusetts, State Water Resources Authority, Green Bond, Series C, 4.0%, 8/1/2036	10,000,000	10,471,900
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	5,725,000	6,049,722
		236,266,962
Michigan 1.3%
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	14,675,000	16,267,384
Series H, 5.125%, 10/15/2033	9,755,000	10,534,229
Series I, 6.0%, 10/15/2038	300,000	321,867
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2041	12,220,000	13,287,295
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	4,811,547
Michigan, State Hospital Finance Authority Revenue, Trinity Health Credit:
Series A-1, 6.5%, 12/1/2033	335,000	362,962
Series A-1, Prerefunded, 6.5%, 12/1/2033	1,760,000	1,928,520
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	7,200,000	7,986,744
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	9,858,519
		65,359,067
Minnesota 0.1%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	6,440,000	7,073,954
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,085,650
Series A, 6.5%, 9/1/2032	7,420,000	7,892,728
		12,978,378
Missouri 0.4%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, Prerefunded, 5.75%, 6/1/2039	2,150,000	2,375,062
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	11,937,742
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,567,896
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	735,000	760,652
		17,641,352
Nevada 0.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	5,000,000	5,422,200
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,369,600
New Jersey 1.9%
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,318,714
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	9,066,390
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,111,100
Series BBB, 5.5%, 6/15/2030	22,440,000	24,202,213
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,393,960
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 6/15/2035	6,000,000	6,501,360
Series A, 6.0%, 12/15/2038	11,075,000	11,705,389
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,681,544
Series E, 5.0%, 1/1/2045	15,380,000	17,116,710
Series E, 5.25%, 1/1/2040	5,250,000	5,572,613
		93,669,993
New York 13.3%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	2,880,000	3,024,461
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	19,055,025
Series D, 5.0%, 11/15/2038	13,635,000	15,272,700
Series B, 5.25%, 11/15/2044	25,000,000	28,518,750
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A2, 5.0%, 11/15/2027	9,000,000	10,714,590
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	585,955
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,601,625
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,269,420
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	2,955,000	3,166,371
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.55% **, 11/15/2036, LIQ: Fannie Mae, LOC: Fannie Mae	805,000	805,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University Consolidated, Series C, 0.63% **, 7/1/2031, LOC: Bank of America NA	595,000	595,000
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,481,989
Series B, 5.0%, 2/15/2035	30,000,000	34,108,200
Series F, 5.0%, 2/15/2035	5,000,000	5,474,950
Series A, 5.0%, 3/15/2038	8,750,000	9,380,525
Series C, 5.0%, 3/15/2041	10,000,000	11,034,300
Series C, 5.0%, 3/15/2042	14,750,000	16,501,858
Series E, 5.0%, 2/15/2044	10,000,000	11,256,500
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	50,951,700
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien, Series A, 5.0%, 1/1/2041	6,545,000	7,301,537
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	5,929,980
Series A, 5.0%, 4/1/2032	4,000,000	4,514,000
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	14,190,000	14,940,367
New York, State Transportation Development Corp., Special Facility Revenue, LaGuardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,060,199
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,299,813
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,697,120
Series TE, 5.0%, 12/15/2035	4,000,000	4,607,880
New York City, NY, Housing Development Corp., Mortgage Ogden Avenue Apartments II, Series A, AMT, 0.57% **, 3/1/2038, LOC: Freddie Mac	1,050,000	1,050,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue:
Series DD, 5.0%, 6/15/2035	12,000,000	13,647,600
Series FF-2, 5.0%, 6/15/2040	2,270,000	2,456,662
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series DD, 5.0%, 6/15/2036	6,000,000	6,793,560
Series FF, 5.0%, 6/15/2039	22,500,000	25,517,475
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution:
Series CC-1, 4.0%, 6/15/2038	5,505,000	5,685,234
Series EE, 5.375%, 6/15/2043	11,250,000	12,713,738
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B-1, 4.0%, 8/1/2037	23,500,000	24,455,040
Series B-1, 4.0%, 8/1/2039	16,500,000	17,143,665
Series B-1, 5.0%, 8/1/2035	9,295,000	10,590,258
Series B-1, 5.0%, 8/1/2036	9,900,000	11,392,029
Series E-1, 5.0%, 2/1/2037	28,685,000	32,737,043
Series D-1, 5.0%, 2/1/2038	17,655,000	19,836,099
Series A-1, 5.0%, 11/1/2038	11,560,000	13,196,434
Series D-1, 5.0%, 11/1/2038	10,000,000	11,196,900
Series E-1, 5.0%, 2/1/2039	15,000,000	17,068,950
Series I, 5.0%, 5/1/2042	8,000,000	8,976,880
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2014, Series D-4, 0.6% **, 2/1/2044, SPA: Mizuho Bank Ltd.	420,000	420,000
New York, NY, General Obligation:
Series A-1, 4.0%, 8/1/2034	22,230,000	23,315,713
Series A-1, 4.0%, 8/1/2036	17,585,000	18,270,991
Series B-1, 5.0%, 12/1/2031	2,000,000	2,363,980
Series D-1, 5.0%, 10/1/2033	25,000,000	28,148,500
Series D-1, 5.0%, 10/1/2034	5,000,000	5,629,700
Series I-1, 5.375%, 4/1/2036	2,125,000	2,297,826
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	1,795,000	2,050,285
5.0%, 9/1/2039	4,490,000	5,092,917
Port Authority of New York & New Jersey, One Hundred Ninety-Fifth:
AMT, 5.0%, 10/1/2035	9,175,000	10,367,658
AMT, 5.0%, 4/1/2036	18,000,000	20,245,680
Port Authority of New York & New Jersey, One Hundred Ninety-Seven, AMT, 5.0%, 11/15/2036	7,000,000	7,882,560
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2029	10,000,000	11,555,600
AMT, 5.0%, 10/15/2034	5,775,000	6,543,999
AMT, 5.0%, 10/15/2035	2,865,000	3,234,986
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	665,000	722,855
Series A, AMT, 5.0%, 1/1/2036	2,100,000	2,274,510
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,204,520
		671,229,662
North Carolina 0.7%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,662,180
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	28,015,000	31,366,715
North Carolina, State Municipal Power Agency No.1, Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,560,000	1,657,609
		34,686,504
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,876,611
Ohio 3.0%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,098,450
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	335,000	335,489
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	215,000	221,766
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: NATL	70,000	72,489
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,008,023
5.0%, 1/1/2046	2,790,000	2,862,010
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	16,622,649
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,081,200
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	21,610,000	23,493,095
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,781,922
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,345,855
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	1,555,000	1,704,498
Ohio, Northeast Regional Sewer District, 5.0%, 11/15/2044	10,000,000	11,272,300
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	225,000	242,150
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,101,500
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,393,240
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	14,594,568
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,305,377
Series A-1, 5.25%, 2/15/2031	9,375,000	10,739,250
Series A-1, 5.25%, 2/15/2032	7,500,000	8,555,775
		148,831,606
Oklahoma 0.3%
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	15,450,000	17,217,789
Pennsylvania 3.0%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	12,790,610
Crawford County, PA, Industrial Development Authority, Allegheny College Revenue, Series B, 0.66% **, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: NATL	3,700,000	3,693,229
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,330,433
Luzerne County, PA, Industrial Development Authority, Lease Revenue, 0.65% **, 11/1/2026, LOC: PNC Bank NA	595,000	595,000
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	13,861,977
Pennsylvania, Commonwealth Financing Authority Revenue:
Series A, 5.0%, 6/1/2033	5,000,000	5,484,750
Series A, 5.0%, 6/1/2034	6,000,000	6,554,820
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,359,390
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	20,000,000	20,805,400
Series D, 5.0%, 8/15/2032	5,000,000	5,619,250
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2033	12,000,000	13,282,320
Series A-1, 5.0%, 12/1/2040	15,000,000	16,487,850
Series A-1, 5.0%, 12/1/2041	9,645,000	10,484,886
Series C, 5.0%, 12/1/2044	4,840,000	5,291,427
Pennsylvania, State Turnpike Commission Revenue, Turnpike Subordinate Revenue Refunding Bonds, 5.0%, 6/1/2035	11,000,000	12,039,500
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,708,633
Philadelphia, PA, Authority for Industrial Development Lease Revenue, Series B-2, 0.63% **, 10/1/2030, LOC: TD Bank NA	2,000,000	2,000,000
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	1,090,000	1,093,423
Series 14, 4.0%, 10/1/2037	895,000	887,527
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	6,201,217
		151,571,642
Puerto Rico 0.1%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	6,705,000	3,260,306
Series A, 5.5%, 8/1/2042	4,475,000	2,175,969
		5,436,275
Rhode Island 0.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	14,112,540
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, Prerefunded, 6.25%, 9/15/2034	10,000,000	10,824,500
		24,937,040
South Carolina 2.8%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,708,845
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	7,998,750
Lexington County, SC, Health Services District, Lexington Medical Center, 5.0%, 11/1/2041	22,390,000	24,508,318
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	2,013,579
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
6.75%, 1/1/2019, INS: NATL	2,065,000	2,267,205
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,612,789
South Carolina, State Jobs-Economic Development Authority Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	4,715,000	5,193,007
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,143,033
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2036	9,780,000	10,955,752
Series A, 5.0%, 12/1/2037	16,425,000	18,358,222
Series C, 5.0%, 12/1/2039	6,875,000	7,560,163
Series A, Prerefunded, 5.375%, 1/1/2028	85,000	91,882
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	35,555,000	42,332,494
		140,744,039
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health, 5.0%, 7/1/2044	20,475,000	22,322,664
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,220,890
		25,543,554
Tennessee 0.8%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	810,000	841,161
Prerefunded, 5.5%, 4/1/2033	2,190,000	2,301,383
5.625%, 4/1/2038	1,230,000	1,277,884
Prerefunded, 5.625%, 4/1/2038	3,320,000	3,493,370
5.75%, 4/1/2041	2,345,000	2,439,691
Prerefunded, 5.75%, 4/1/2041	6,330,000	6,669,161
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
5.0%, 1/1/2028	7,755,000	9,325,233
5.0%, 1/1/2030	5,000,000	5,930,150
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019, GTY: The Goldman Sachs Group, Inc.	7,000,000	7,613,060
Series A, 5.25%, 9/1/2021, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,245,820
		42,136,913
Texas 13.2%
Austin, TX, Independent School District:
Series B, 4.0%, 8/1/2033	9,000,000	9,544,050
Series B, 4.0%, 8/1/2034	6,000,000	6,322,800
Series B, 4.0%, 8/1/2035	2,650,000	2,781,599
Bexar County, TX, General Obligation, 4.0%, 6/15/2034	16,020,000	16,922,887
Central Texas, Regional Mobility Authority Revenue, 5.0%, 1/1/2040	3,750,000	4,076,250
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,121,739
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series B, 4.0%, 12/1/2036	11,855,000	12,330,978
Series B, 4.0%, 12/1/2037	10,500,000	10,877,580
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,892,249
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	5,000,000	5,548,300
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	20,390,789
Harris County, TX, Senior Lien:
Series A, 5.0%, 8/15/2033	5,000,000	5,782,850
Series A, 5.0%, 8/15/2034	3,000,000	3,453,750
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2032	3,510,000	3,912,667
Series A, 5.5%, 7/1/2039	10,000,000	10,537,400
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,283,143
Houston, TX, Utility Systems Revenue, First Lien:
Series B, 5.0%, 11/15/2034	32,315,000	37,312,192
Series D, 5.0%, 11/15/2036	7,000,000	7,879,970
Series B, 5.0%, 11/15/2038	3,370,000	3,798,799
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	10,715,000	12,003,372
Series A, 5.0%, 1/1/2039	4,230,000	4,725,798
Series B, 5.0%, 1/1/2040	8,825,000	9,768,922
Series C, 5.25%, 1/1/2044	20,000,000	21,128,000
First Tier, Series A, 5.625%, 1/1/2033	800,000	826,248
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	2,735,000	2,847,108
First Tier, 6.0%, 1/1/2043	30,000,000	34,259,700
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	8,970,960
Series A, 6.0%, 9/1/2041	6,675,000	7,829,975
San Antonio, TX, Electric & Gas Revenue, 4.0%, 2/1/2034	21,230,000	22,249,465
San Antonio, TX, Independent School District, 5.0%, 8/15/2029	8,475,000	10,089,487
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,713,230
5.0%, 8/15/2043	9,900,000	10,860,300
Prerefunded, 5.625%, 8/15/2035	740,000	849,150
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	20,920,472
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	24,425,000	27,041,406
Series A, 5.25%, 11/1/2038	20,000,000	22,213,600
Texas, Electric Revenue, ETM, Zero Coupon, 9/1/2017, INS: NATL	125,000	124,516
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	23,060,200
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	6,790,144
5.0%, 8/15/2035	6,130,000	6,845,984
5.0%, 8/15/2036	3,350,000	3,741,280
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2033	1,250,000	1,413,662
AMT, 5.0%, 11/1/2034	1,000,000	1,125,660
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	29,271
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	21,741,400
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 1.346% ***, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	19,800,000	18,078,192
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	20,000,000	23,723,600
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project:
5.0%, 11/1/2031	1,000,000	1,064,650
5.0%, 11/1/2040	1,070,000	1,101,362
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	5,575,000	6,306,328
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	2,750,000	3,244,945
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,648,280
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	2,250,000	2,412,157
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	4,500,000	4,802,490
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	21,215,000	22,572,760
Texas, State Municipal Power Agency Revenue:
Series 2015, ETM, Zero Coupon, 9/1/2017, INS: NATL	1,445,000	1,438,758
Series 2016, ETM, Zero Coupon, 9/1/2017, INS: NATL	4,430,000	4,410,862
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	6,030,720
Texas, State Transportation Commission, Series A, 5.0%, 10/1/2039	10,000,000	11,385,000
Texas, State Transportation Commission, State Highway Fund Revenue:
Series A, 5.0%, 10/1/2027	5,000,000	6,048,200
Series A, 5.0%, 10/1/2028	5,000,000	6,001,050
Series A, 5.0%, 10/1/2029	5,565,000	6,627,136
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	15,729,812
Series C, 5.0%, 8/15/2042	5,085,000	5,516,106
Texas, State Transportation Commission-Highway Improvement, 5.0%, 4/1/2044	18,000,000	20,283,840
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2035	10,770,000	11,323,686
4.0%, 10/15/2036	13,315,000	13,954,786
		666,644,022
Utah 0.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	13,435,000	14,911,641
Virginia 0.5%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2036	1,750,000	1,891,102
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, Series M033, 0.65% ***, 3/15/2049, LIQ: Freddie Mac	62,000	62,000
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	1,500,000	1,528,230
Virginia, State Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue Notes, 5.0%, 9/15/2027	11,425,000	13,834,875
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	665,000	684,864
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,428,291
		26,429,362
Washington 4.0%
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: NATL	6,725,000	6,684,381
King County, WA, Water Sewer Revenue:
Series B, 4.0%, 7/1/2032	4,290,000	4,568,678
Series B, 4.0%, 7/1/2033	6,150,000	6,498,521
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,265,540
Series A, 5.0%, 8/1/2032	2,500,000	2,825,125
Seattle, WA, Drainage & Wastewater Revenue:
4.0%, 4/1/2035	7,510,000	7,865,674
4.0%, 4/1/2036	6,850,000	7,152,564
Tacoma, WA, Electric System Revenue, Series A, 5.0%, 1/1/2038	8,280,000	9,270,122
Washington, Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.0%, 11/1/2035	10,000,000	11,509,000
Washington, Energy Northwest Electric Revenue, Columbia Generating Systems, Series A, 5.0%, 7/1/2032	16,980,000	19,659,104
Washington, State General Obligation:
Series B, 5.0%, 7/1/2030	14,000,000	16,397,080
Series R-2015D, 5.0%, 7/1/2032	10,000,000	11,455,600
Series B, 5.0%, 2/1/2033	5,000,000	5,575,950
Series 2011A, 5.0%, 8/1/2033	20,000,000	22,142,000
Series A, 5.0%, 8/1/2035	12,190,000	13,729,841
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	5,240,000	5,306,129
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,167,610
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	11,260,000	11,664,910
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	8,694,101
Series C, 5.0%, 6/1/2033	6,000,000	6,739,620
Series C, 5.0%, 6/1/2041	11,000,000	12,274,900
		199,446,450
Wisconsin 1.2%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,559,580
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,020,000	2,287,993
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	3,530,000	3,997,549
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	8,500,000	9,264,490
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2036	5,000,000	5,586,100
Series A, 5.0%, 11/15/2039	15,000,000	16,720,800
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,159,862
		59,576,374
Total Municipal Bonds and Notes (Cost $4,707,225,063)		4,959,580,323
Underlying Municipal Bonds of Inverse Floaters (a) 2.4%
California 0.7%
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (b)	30,000,000	32,673,000
Trust: Los Angeles, CA, Series 3371-2, 144A, 17.9%, 6/1/2018, Leverage Factor at purchase date: 4 to 1
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (b)	22,000,000	24,518,780
Trust: District of Columbia, Income Tax Revenue, Series 2016-XM0284, 144A, 18.16%, 12/1/2030, Leverage Factor at purchase date: 4 to 1
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (b)	3,023,487	3,329,343
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (b)	3,300,848	3,634,763
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (b)	3,663,166	4,033,734
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 2016-XM0289, 144A, 8.708%, 5/1/2035, Leverage Factor at purchase date: 2 to 1
		10,997,840
Nevada 0.4%
Clark County, NV, General Obligation, Prerefunded, 5.0%, 6/1/2028 (b)	6,252,645	6,547,547
Clark County, NV, General Obligation, Prerefunded, 5.0%, 6/1/2029 (b)	6,565,277	6,874,925
Clark County, NV, General Obligation, Prerefunded, 5.0%, 6/1/2030 (b)	6,372,122	6,672,660
Trust: Clark County, NV, General Obligation, Series 2016-XM0280, 144A, 12.429%, 6/1/2030, Leverage Factor at purchase date: 3 to 1
		20,095,132
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, Prerefunded, 5.0%, 10/1/2038 (b)	20,000,000	21,669,200
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Series 2016-XM0282, 144A, 16.16%, 10/1/2038, Leverage Factor at purchase date: 4 to 1
Texas 0.2%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (b)	10,000,000	11,100,600
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 2016-XM0288, 144A, 8.71%, 10/1/2035, Leverage Factor at purchase date: 2 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $113,272,795)		121,054,552
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $4,820,497,858) †	100.5	5,080,634,875
Floating Rate Notes (a)	(1.5)	(76,782,545)
Other Assets and Liabilities, Net	1.0	52,561,954
Net Assets	100.0	5,056,414,284

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2017.
*** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2017.
† The cost for federal income tax purposes was $4,737,943,667. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $265,908,663. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $316,775,878 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $50,867,215.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$5,080,634,875	$—	$5,080,634,875
Total	$—	$5,080,634,875	$—	$5,080,634,875

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Managed Municipal Bond Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2017